Investment Objectives and Goals - (Women in Leadership U.S. Equity Portfolio) - Women in Leadership U.S. Equity Portfolio	Oct. 31, 2024
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.